Capital stock - Narrative (Details)				12 Months Ended
	Nov. 05, 2024 $ / shares	Feb. 23, 2024 shares	Jan. 30, 2024 shares	Sep. 30, 2024 CAD ($) shares vote	Sep. 30, 2023 CAD ($) shares	Sep. 30, 2022 CAD ($)
Disclosure of classes of share capital [line items]
Release of shares held in trusts				$ (15,407,000)	$ (13,879,000)
Withholding taxes remitted on the net settlement of performance share units				15,407,000	13,879,000
Purchase of treasury shares				66,847,000	74,455,000
Exercise of stock options				76,535,000	88,316,000
Purchase and cancellation of Class A subordinate voting shares				934,765,000	$ 788,020,000
Net tax liability related to shares repurchased and issued				$ 13,565,000
Major ordinary share transactions
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares	$ 0.15
PSUs
Disclosure of classes of share capital [line items]
Release of shares held in trusts (in shares) | shares				280,265	294,203
Capital stock
Disclosure of classes of share capital [line items]
Release of shares held in trusts (in shares) | shares				0	0
Release of shares held in trusts				$ 14,078,000	$ 13,680,000
Purchase of treasury shares				66,847,000	74,455,000
Exercise of stock options				$ 91,800,000	$ 106,051,000
Purchased and cancelled (in shares) | shares				6,597,158,000	6,234,096,000
Purchased and cancelled				$ 45,878,000	$ 61,265,000
Reclassified between classes of share capital (in shares) | shares				0
Capital stock | PSUs
Disclosure of classes of share capital [line items]
Release of shares held in trusts (in shares) | shares				171,751	172,018
Contributed surplus
Disclosure of classes of share capital [line items]
Release of shares held in trusts				$ (30,308,000)	$ (24,674,000)
Exercise of stock options				(15,265,000)	(17,735,000)
Retained earnings
Disclosure of classes of share capital [line items]
Release of shares held in trusts				$ 823,000	$ (2,885,000)
Preferred shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1
Class A subordinate voting shares | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				1
Release of shares held in trusts (in shares) | shares				0	0
Release of shares held in trusts				$ 14,078,000	$ 13,680,000
Shares purchased (in shares) | shares				463,364	640,052
Purchase of treasury shares				$ 66,847,000	$ 74,455,000
Exercise of stock options				$ 91,800,000	$ 106,051,000
Purchased and cancelled (in shares) | shares				6,597,158,000	6,234,096,000
Purchased and cancelled				$ 45,878,000	$ 61,265,000
Reclassified between classes of share capital (in shares) | shares				(2,322,948,000)
Class A subordinate voting shares | Capital stock | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Number of shares authorized for purchase and cancellation (in shares) | shares			20,457,737
Purchased and cancelled (in shares) | shares		1,674,930		1,674,930
Purchased and cancelled				$ 250,000,000
Share issue related cost				$ 370,000
Class A subordinate voting shares | Capital stock | Previous and current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares				1,965,800	2,857,550
Purchased and cancelled				$ 275,218,000	$ 386,906,000
Class A subordinate voting shares | Capital stock | Normal course issuer bid - Caisse de depot
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares				2,887,878	3,344,996
Purchased and cancelled				$ 400,000,000	$ 400,000,000
Class A subordinate voting shares | Capital stock | Previous normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares				68,550	100,100
Purchased and cancelled				$ 558,000	$ 778,000	$ 10,291,000
Purchase and cancellation of Class A subordinate voting shares				$ 9,177,000
Class A subordinate voting shares | Capital stock | Co-Founder and Advisor to the Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares				(900,000)
Class A subordinate voting shares | Capital stock | Company Wholly-owned by the Founder and Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares				(1,422,948)
Class A subordinate voting shares | Capital stock | PSUs
Disclosure of classes of share capital [line items]
Shares outstanding, held in trust (in shares) | shares				2,601,356	2,309,743
Class A subordinate voting shares | Contributed surplus
Disclosure of classes of share capital [line items]
Exercise of stock options				$ 15,265,000	$ 17,735,000
Class A subordinate voting shares | Retained earnings | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled				244,821,000
Class A subordinate voting shares | Retained earnings | Previous and current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled				258,883,000	363,747,000
Class A subordinate voting shares | Retained earnings | Normal course issuer bid - Caisse de depot
Disclosure of classes of share capital [line items]
Purchased and cancelled				$ 375,636,000	$ 361,791,000
Class B shares (multiple voting) | Capital stock
Disclosure of classes of share capital [line items]
Number of votes per share | vote				10
Release of shares held in trusts (in shares) | shares				0	0
Release of shares held in trusts				$ 0	$ 0
Purchase of treasury shares				0	0
Exercise of stock options				$ 0	$ 0
Purchased and cancelled (in shares) | shares				0	0
Purchased and cancelled				$ 0	$ 0
Reclassified between classes of share capital (in shares) | shares				2,322,948,000
Class B shares (multiple voting) | Capital stock | Co-Founder and Advisor to the Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares				900,000
Class B shares (multiple voting) | Capital stock | Company Wholly-owned by the Founder and Executive Chairman of the Board
Disclosure of classes of share capital [line items]
Reclassified between classes of share capital (in shares) | shares				1,422,948
Class B multiple voting shares converted to Class A subordinate voting shares | Capital stock | Current normal course issuer bid
Disclosure of classes of share capital [line items]
Purchased and cancelled (in shares) | shares				1,266,366